RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2019
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$2,074,888	$128,979	$-

Operating limited partnership rents received in advance	2,468	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(4,803,963)	(370,966)	-

Other	4,467,718	-	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(5,185,654)	-	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,566,426)	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,260,198)	416,294	-

Income (loss) for tax return purposes, December 31, 2018	$(9,271,167)	$174,307	$-

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(38,144)	$(27,002)	$(46,494)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(183,720)	(419,134)	-

Other	-	-	429,850

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-	-	(175,680)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	(20,474)

Difference due to fiscal year for book purposes and calendar year for tax purposes	895,502	(385,841)	21,373

Income (loss) for tax return purposes, December 31, 2018	$673,638	$(831,977)	$208,575

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$-	$(87,819)	$11,264

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	-	375,460	60,000

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-	(432,921)	(147,683)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(83,591)	(35,930)

Difference due to fiscal year for book purposes and calendar year for tax purposes	-	145,107	1,627

Income (loss) for tax return purposes, December 31, 2018	$-	$(83,764)	$(110,722)

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(51,959)	$57,356	$114,811

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(482,726)	(499,568)

Other	339,622	466,095	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(161,011)	(169,826)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,198)	(29,248)	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	35,381	(15,898)	543,756

Income (loss) for tax return purposes, December 31, 2018	$82,835	$(174,247)	$158,999

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$23,184	$414,940	$(61,753)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(706,411)	(153,668)

Other	2,727,362	(232,039)	(226,418)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(77,135)	(377,975)	(116,835)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(53,813)	(110,705)	(104,643)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(115,289)	(1,170,704)	51,357

Income (loss) for tax return purposes, December 31, 2018	$2,504,309	$(2,182,894)	$(611,960)

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(66,014)	$(32,532)	$541,603

Operating limited partnership rents received in advance	-	729	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(150,538)	-	-

Other	(25,493)	74,011	(248,568)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(200,222)	(1,249)	(89,838)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(32,119)	(33,323)	(25,798)

Difference due to fiscal year for book purposes and calendar year for tax purposes	47,978	(114,009)	(678,037)

Income (loss) for tax return purposes, December 31, 2018	$(426,408)	$(106,373)	$(500,638)

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$1,015,799	$25,195	$-

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(513,149)	(18,234)	-

Other	-	283,378	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-	(47,462)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(115,541)	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,569,555)	(29,170)	-

Income (loss) for tax return purposes, December 31, 2018	$(2,066,905)	$98,166	$-

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(58,641)	$(114,941)	$(26,534)

Operating limited partnership rents received in advance	-	-	1,739

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(188,856)	(379,997)	-

Other	11,225	(70,557)	(599,612)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(245,256)	(378,620)	(474,867)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(100,410)	(99,598)	(63,314)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(70,802)	(480,362)	(3,043)

Income (loss) for tax return purposes, December 31, 2018	$(652,740)	$(1,524,075)	$(1,165,631)

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$333,590	$(217,684)	$412,104

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(747,332)	231,302	(250,162)

Other	83,515	653,692	132,140

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(382,848)	(362,927)	(932,857)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(142,652)	(739,375)	(283,067)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(238,908)	285,562	(124,391)

Income (loss) for tax return purposes, December 31, 2018	$(1,094,635)	$(149,430)	$(1,046,233)

Series 46
Net income (loss) for financial reporting purposes	$(174,420)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,196

Other	234,055

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(410,442)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(413,627)

Difference due to fiscal year for book purposes and calendar year for tax purposes	291,874

Income (loss) for tax return purposes, December 31, 2018	$(443,364)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$9,787,196	$(6,894)	$9,244

Operating limited partnership rents received in advance	13,134	50	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(8,810,810)	(22,179)	(250,346)

Other	14,169,885	733,304	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(6,894,299)	(41,124)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,514,249)	401	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,573,039)	(17,657)	951,647

Income (loss) for tax return purposes, December 31, 2017	$(7,822,182)	$645,901	$710,545

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(59,412)	$943,256	$21,331

Operating limited partnership rents received in advance	-	-	777

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,212	(1,156,287)	-

Other	2	(225,288)	(18,366)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(61,031)	(36,752)	(164,872)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,871)	(29,857)	(35,635)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,333)	(320,484)	(109,573)

Income (loss) for tax return purposes, December 31, 2017	$(126,433)	$(825,412)	$(306,338)

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$34,406	$(35,421)	$3,225,133

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	-	1,333,631	5,285,281

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-	(366,786)	(122,997)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(91,645)	(35,980)

Difference due to fiscal year for book purposes and calendar year for tax purposes	151,588	(113,791)	(3,477,575)

Income (loss) for tax return purposes, December 31, 2017	$185,994	$725,988	$4,873,862

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(69,919)	$203,747	$240,789

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	80,369	(21,019)

Other	194,238	(129,500)	782,386

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(195,312)	(282,525)	(144,991)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(74,586)	(84,435)	(84,171)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(12,139)	(361,500)	(228,100)

Income (loss) for tax return purposes, December 31, 2017	$(157,718)	$(573,844)	$544,894

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(75,968)	$1,576,107	$121,295

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(1,847,595)	62,127

Other	452,761	(189,392)	(59,893)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(508,072)	(529,903)	(166,677)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(104,750)	(113,242)	(106,881)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(50,514)	(971,004)	(215,225)

Income (loss) for tax return purposes, December 31, 2017	$(286,543)	$(2,075,029)	$(365,254)

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(73,012)	$2,587,521	$(60,762)

Operating limited partnership rents received in advance	-	-	2,778

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(381,229)	(551,982)	(767,505)

Other	40,711	2,508,317	21,740

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(131,700)	(28,464)	(105,544)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,604)	(20,415)	(29,474)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,107)	(3,352,191)	(64,237)

Income (loss) for tax return purposes, December 31, 2017	$(695,941)	$1,142,786	$(1,003,004)

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$90,852	$(46,425)	$(48,069)

Operating limited partnership rents received in advance	11,662	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,530,566)	(1,497,751)	(933,785)

Other	1,023,999	1,088,875	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(71,171)	(60,830)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(115,819)	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(812,963)	(709,313)	(918,718)

Income (loss) for tax return purposes, December 31, 2017	$(1,288,187)	$(1,341,263)	$(1,900,572)

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$454,012	$814,281	$265,175

Operating limited partnership rents received in advance	(171)	-	(1,477)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(270,989)	(392,649)	-

Other	196,272	278,963	(15,484)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(529,771)	(453,901)	(579,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(137,534)	(141,798)	(119,125)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(444,218)	(593,397)	(547,917)

Income (loss) for tax return purposes, December 31, 2017	$(732,399)	$(488,501)	$(998,179)

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$349,598	$(227,804)	$(276,116)

Operating limited partnership rents received in advance	(485)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	143,797	231,224	281,324

Other	239,450	491,352	85,888

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(638,082)	(407,845)	(897,088)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(139,389)	(294,302)	(260,708)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(961,052)	(87,589)	(156,431)

Income (loss) for tax return purposes, December 31, 2017	$(1,006,163)	$(294,964)	$(1,223,131)

Series 46
Net income (loss) for financial reporting purposes	$(169,749)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(14,981)

Other	50,638

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(369,510)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(405,429)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(54,246)

Income (loss) for tax return purposes, December 31, 2017	$(963,277)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2018	$9,281,503	$-	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	45,199,768	-	-

Impairment loss in investment in operating limited partnerships	(81,941,888)	-	-

Less share of loss - three months ended March 31, 2019	(104,638)	-	-

Other	27,565,255	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2018	$-	$-	$(1,382,252)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-	-	2,415,659

Impairment loss in investment in operating limited partnerships	-	-	(857,258)

Less share of loss - three months ended March 31, 2019	-	-	(4,116)

Other	-	-	(172,033)

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2018	$-	$(4,421,277)	$212,718

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-	4,012,484	1,072,904

Impairment loss in investment in operating limited partnerships	-	(902,540)	(2,666,917)

Less share of loss - three months ended March 31, 2019	-	(31,937)	-

Other	-	1,343,270	1,381,295

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2018	$(1,586,385)	$(969,940)	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,853,366	1,837,749	-

Impairment loss in investment in operating limited partnerships	(997,758)	(1,417,478)	-

Less share of loss - three months ended March 31, 2019	(36,821)	(39,537)	-

Other	767,598	589,206	-

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2018	$1,017,645	$1,108,279	$1,550,544

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	816,376	3,414,204	1,539,871

Impairment loss in investment in operating limited partnerships	(2,625,111)	(6,697,793)	(5,303,778)

Less share of loss - three months ended March 31, 2019	7,773	-	-

Other	783,317	2,175,310	2,213,363

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2018	$1,070,813	$(1,211,781)	$105,224

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,645,561	1,935,719	846,991

Impairment loss in investment in operating limited partnerships	(3,951,725)	(655,940)	(1,706,605)

Less share of loss - three months ended March 31, 2019	-	-	-

Other	1,235,351	(67,998)	754,390

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2018	$-	$4,709,200	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-	734,179	-

Impairment loss in investment in operating limited partnerships	-	(7,290,483)	-

Less share of loss - three months ended March 31, 2019	-	-	-

Other	-	1,847,104	-

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2018	$316,097	$(3,088,388)	$(1,819,796)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,773,589	3,144,452	3,905,092

Impairment loss in investment in operating limited partnerships	(4,105,952)	(2,478,374)	(2,387,845)

Less share of loss - three months ended March 31, 2019	-	-	-

Other	2,016,266	2,422,310	302,549

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2018	$2,390,688	$(2,089,346)	$7,823,620

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,814,507	4,594,041	3,895,594

Impairment loss in investment in operating limited partnerships	(6,096,126)	(5,623,448)	(13,081,629)

Less share of loss - three months ended March 31, 2019	-	-	-

Other	(109,069)	3,118,753	1,362,415

Investments in operating limited partnerships - as reported	$-	$-	$-

Series 46
Investments in operating limited partnerships - tax return December 31, 2018	$5,545,840

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,947,430

Impairment loss in investment in operating limited partnerships	(13,095,128)

Less share of loss - three months ended March 31, 2019	-

Other	5,601,858

Investments in operating limited partnerships - as reported	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2017	$14,372,703	$(499,918)	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	54,135,331	346,427	-

Impairment loss in investment in operating limited partnerships	(101,705,964)	(337,192)	-

Less share of loss - three months ended March 31, 2018	(110,689)	(144)	-

Other	33,308,619	490,827	-

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2017	$(959,438)	$(374,542)	$(1,497,270)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	917,196	278,856	2,244,208

Impairment loss in investment in operating limited partnerships	(325,787)	(554,366)	(1,018,072)

Less share of loss - three months ended March 31, 2018	(7,927)	5,691	(5,141)

Other	375,956	644,361	276,275

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2017	$-	$(4,269,725)	$337,039

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-	3,965,540	925,221

Impairment loss in investment in operating limited partnerships	-	(902,540)	(2,626,423)

Less share of loss - three months ended March 31, 2018	-	(28,901)	-

Other	-	1,235,626	1,364,163

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2017	$(1,677,298)	$(809,909)	$(797,391)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,012,890	2,943,963	1,447,713

Impairment loss in investment in operating limited partnerships	(973,150)	(2,645,150)	(1,571,164)

Less share of loss - three months ended March 31, 2018	(33,990)	(39,537)	-

Other	671,548	550,633	920,842

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2017	$(1,472,975)	$2,314,568	$2,108,030

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,336,809	3,691,664	1,423,036

Impairment loss in investment in operating limited partnerships	(3,106,050)	(8,016,312)	(5,228,587)

Less share of loss - three months ended March 31, 2018	(740)	-	-

Other	1,242,956	2,010,080	1,697,521

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2017	$1,329,228	$(1,262,041)	$1,059,543

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,445,856	2,119,964	1,076,427

Impairment loss in investment in operating limited partnerships	(3,951,725)	(754,520)	(2,406,542)

Less share of loss - three months ended March 31, 2018	-	-	-

Other	1,176,641	(103,403)	270,572

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2017	$1,720,746	$4,598,836	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,295,610	890,820	-

Impairment loss in investment in operating limited partnerships	(3,023,930)	(7,249,126)	-

Less share of loss - three months ended March 31, 2018	-	-	-

Other	7,574	1,759,470	-

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2017	$706,370	$(2,432,159)	$(576,343)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,760,624	3,298,857	3,931,656

Impairment loss in investment in operating limited partnerships	(5,308,127)	(3,548,252)	(4,092,870)

Less share of loss - three months ended March 31, 2018	-	-	-

Other	1,841,133	2,681,554	737,557

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2017	$3,032,936	$(1,629,402)	$9,271,463

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,470,306	4,653,305	3,073,662

Impairment loss in investment in operating limited partnerships	(8,893,106)	(5,557,696)	(16,583,879)

Less share of loss - three months ended March 31, 2018	-	-	-

Other	1,389,864	2,533,793	4,238,754

Investments in operating limited partnerships - as reported	$-	$-	$-

Series 46
Investments in operating limited partnerships - tax return December 31, 2017	$6,152,355

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,584,721

Impairment loss in investment in operating limited partnerships	(13,031,398)

Less share of loss - three months ended March 31, 2018	-

Other	5,294,322

Investments in operating limited partnerships - as reported	$-